INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Dec. 31, 2021	Dec. 23, 2021	Jun. 30, 2021
Current
Corporate bonds	$ 5,358,525		$ 24,742,752
Borrowings	48,230,663		76,785,857
Non-current
Corporate bonds	74,004,867		37,826,641
Borrowings	90,738,228		47,988,468
Bank overdraft
Current
Borrowings			32,838
Bank borrowings
Current
Borrowings	36,004,973		33,684,287
Non-current
Borrowings	8,656,385		4,161,827
Corporate bonds
Non-current
Notional amount		$ 20,000,000
Nominal annual rate		1.49%
Trust debt securities
Current
Borrowings	3,080,286		3,470,448
Non-current
Borrowings	2,076,976
Other finance debt
Current
Borrowings	89,164
Subordinated loan
Current
Borrowings			11,276,611
Parents companies and related parties
Current
Borrowings	3,697,715		3,578,921
Non-current
Borrowings	$ 6,000,000		$ 6,000,000